Notes Payable - SBA EIDL Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of minimum maturities

Year Ending December 31,
2025	$—
2026	—
2027	6,611
2028	10,932
2029 and thereafter	482,357
Total	$499,900

Twin Vee Powercarsco [Member]
Schedule of minimum maturities

Year ended December 31,

2025 (except for the nine months ended September 30, 2025)	—
2026	—
2027	6,611
2028	10,923
2029 and thereafter	482,366
Total	$499,900